Subsequent Events - Additional Information (Detail) - CNY (¥) ¥ in Thousands		2 Months Ended	12 Months Ended
	Mar. 31, 2023	Apr. 30, 2023	Dec. 31, 2022
EHang Egret GD [Member] | EHang GZ [Member]
Subsequent Event [Line Items]
Business combination step acquistion equity interest in the acquiree percentage			60.00%
EHang Egret GD [Member] | EH Kashi Ehang Egret Media Technology Co Ltd Ehang Egret Ks [Member]
Subsequent Event [Line Items]
Variable interest entity ownership percentage			60.00%
Subsequent Event [Member] | EHang Egret GD [Member] | EHang GZ [Member]
Subsequent Event [Line Items]
Business combination percentage of voting interests acquired	40.00%
Payment to acquire business gross	¥ 4,000
Business combination step acquistion equity interest in acquiree including subsequent acquisition percentage	100.00%
Subsequent Event [Member] | EHang Egret GD [Member] | EH Kashi Ehang Egret Media Technology Co Ltd Ehang Egret Ks [Member]
Subsequent Event [Line Items]
Business combination equity interest disposed off	60.00%
Proceeds from the disposal of equity interests in variable interest entity	¥ 0
Subsequent Event [Member] | Private Placement Subject To Overseas Direct Investment Approval [Member]
Subsequent Event [Line Items]
Proceeds from the issuance of equity		¥ 10,000
Subsequent Event [Member] | Supplemental Agreement With Investor [Member]
Subsequent Event [Line Items]
Repayment of short term debt maturing in three months or more		¥ 69,861